SHAREHOLDERS' EQUITY - Schedule of summary of the changes in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	$ (1,056)	$ 9,406
Other comprehensive income before reclassifications, net	(52,253)	(4,553)
Total accumulated other comprehensive income, net	(33,455)	(1,056)
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	938	(279)
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	10,912	(3,644)
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	3,963	(1,217)
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	2,433	(740)
Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,608	(29)
Unrealized gain (losses) on marketable securities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	(933)	3,768
Other comprehensive income before reclassifications, net	(12,364)	(4,672)
Total accumulated other comprehensive income, net	(11,689)	(933)
Unrealized gain (losses) on marketable securities | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,608	(29)
Unrealized gain (losses) on cash flow hedges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	(123)	5,638
Other comprehensive income before reclassifications, net	(39,889)	119
Total accumulated other comprehensive income, net	(21,766)	(123)
Unrealized gain (losses) on cash flow hedges | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	938	(279)
Unrealized gain (losses) on cash flow hedges | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	10,912	(3,644)
Unrealized gain (losses) on cash flow hedges | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	3,963	(1,217)
Unrealized gain (losses) on cash flow hedges | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	2,433	(740)
Unrealized gain (losses) on cash flow hedges | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	$ 0	$ 0